Related Party Transactions (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Advisor Transactions
Summarized below are the fees earned by and the expenses reimbursable to PE-NTR and ARC for the three months ended March 31, 2017 (in thousands):

2017
Acquisition fees(1)	$148
Due diligence fees(1)	30
Asset management fees(2)	5,089
OP units distribution(3)	460
Class B units distribution(4)	438
Total	$6,165

(1)
The majority of acquisition and due diligence fees are capitalized and allocated to the related investment in real estate assets on the consolidated balance sheets based on the acquisition-date fair values of the respective assets and liabilities acquired.

(2)	Asset management fees are presented in General and Administrative on the consolidated statements of operations.

(3)	Distributions are presented as Distributions to Noncontrolling Interests on the consolidated statements of equity.

(4)	The distributions paid to holders of unvested Class B units are presented in General and Administrative on the consolidated statements of operations.

Summarized below are the fees earned by and the expenses reimbursable to PE-NTR and ARC for the years ended December 31, 2017, 2016, and 2015. This table includes any related amounts unpaid as of December 31, 2016, except for unpaid general and administrative expenses, which we disclose above (in thousands):

	For the Year Ended December 31,			Unpaid as of December 31,
	2017	2016	2015	2016
Acquisition fees(1)	$1,344	$2,342	$1,247	$—
Acquisition expenses(1)	583	464	208	29
Asset management fees(2)	15,573	19,239	4,601	1,687
OP units distribution(3)	1,373	1,866	1,820	158
Class B unit distribution(4)	1,409	1,576	625	148
Financing fees	—	—	3,228	—
Disposition fees(5)	19	745	47	—
Total	$20,301	$26,232	$11,776	$2,022

(1)
Prior to January 1, 2017, acquisition and due diligence fees were recorded on our consolidated statements of operations. The majority of these costs are now capitalized and allocated to the related investment in real estate assets on the consolidated balance sheets based on the acquisition-date fair values of the respective assets and liabilities acquired.

(2)	Asset management fees are presented in General and Administrative on the consolidated statements of operations.

(3)
The distributions paid to OP unit holders represent amounts paid prior to the PELP transaction. Subsequent to that date, our relationship with PE-NTR was acquired. Distributions are presented as Distributions to Noncontrolling Interests on the consolidated statements of equity.

(4)
The distributions paid to holders of unvested Class B units are presented in General and Administrative on the consolidated statements of operations and exclude the reclassification of prior distributions to Noncontrolling Interests on our consolidated statements of operations.

(5)	Disposition fees are presented as Other Income, Net on the consolidated statements of operations.

Property Manager Transactions
Summarized below are the fees earned by and the expenses reimbursable to the Property Manager for the three months ended March 31, 2017 (in thousands):

2017
Property management fees(1)	$2,586
Leasing commissions(2)	2,323
Construction management fees(2)	304
Other fees and reimbursements(3)	1,709
Total	$6,922

(1)	The property management fees are included in Property Operating on the consolidated statements of operations.

(2)
Leasing commissions paid for leases with terms less than one year were expensed immediately and included in Depreciation and Amortization on the consolidated statements of operations. Leasing commissions paid for leases with terms greater than one year, and construction management fees, were capitalized and amortized over the life of the related leases or assets.

(3)	Other fees and reimbursements are included in Property Operating and General and Administrative on the consolidated statements of operations based on the nature of the expense.

Summarized below are the fees earned by and the expenses reimbursable to the Property Manager for the years ended December 31, 2017, 2016, and 2015, and any related amounts unpaid as of December 31, 2017 and 2016 (in thousands):

	For the Year Ended December 31,			Unpaid as of December 31,
	2017	2016	2015	2016
Property management fees(1)	$8,360	$9,929	$9,108	$840
Leasing commissions(2)	6,670	7,701	7,316	705
Construction management fees(2)	1,367	1,127	1,117	165
Other fees and reimbursements(3)	6,234	5,627	5,533	796
Total	$22,631	$24,384	$23,074	$2,506

(1)	The property management fees are included in Property Operating on the consolidated statements of operations.

(2)
Leasing commissions paid for leases with terms less than one year are expensed immediately and included in Depreciation and Amortization on the consolidated statements of operations. Leasing commissions paid for leases with terms greater than one year, and construction management fees, are capitalized and amortized over the life of the related leases or assets.

(3)	Other fees and reimbursements are included in Property Operating, General and Administrative, and Transaction Expenses on the consolidated statements of operations based on the nature of the expense.